Other Charges - Restructuring Provision (Details) $ in Thousands	12 Months Ended
Jan. 31, 2026 USD ($)
Fiscal 2025 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Balance	$ 162
Accruals and adjustments	80
Cash draw downs	(242)
Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	4,505
Cash draw downs	(4,454)
Effect of movements in foreign exchange and other	12
Balance	63
Workforce Reduction | Fiscal 2025 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Balance	162
Accruals and adjustments	80
Cash draw downs	(242)
Workforce Reduction | Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	4,222
Cash draw downs	(4,171)
Effect of movements in foreign exchange and other	12
Balance	63
Office Closures | Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	225
Cash draw downs	(225)
Other | Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	58
Cash draw downs	$ (58)